S-K 1602(c) Dilution	Jul. 31, 2025 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.78
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 192,654,262
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	26,666,667
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.22
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,900,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	30,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (256,300)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 11.1
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ (7,345,738)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	6,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.1)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,900,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	30,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (256,300)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.42
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 142,654,262
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	21,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.58
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,900,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	30,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (256,300)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.44
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 92,654,262
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	16,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(10,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.56
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,900,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	30,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (256,300)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 6.34
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 42,654,262
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	11,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(15,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.66
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,900,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	30,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (256,300)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.79
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 221,110,562
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	30,666,667
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.21
Over-allotment Option Exercised [Member] | No Redemption [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,900,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 30,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 11.16
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ (8,889,438)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	7,666,667
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(23,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.16)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,900,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 30,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.43
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 163,610,562
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	24,916,667
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,750,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.57
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,900,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 30,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.46
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 106,110,562
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	19,166,667
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(11,500,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.54
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,900,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 30,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 6.38
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,438)
Net Tangible Book Value Adjusted	$ 48,610,562
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	13,416,667
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(17,250,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,800,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.62
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,900,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 30,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000